United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-06-30

Date of Reporting Period: 2026-06-30

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond ETF

NYSE Arca | FTRB

Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes ETF Trust

This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

  Overweight allocations in emerging markets, high yield and trade finance contributed to relative Fund performance.

  The Fund’s performance relative to the Index was positively impacted by security selection within its allocations to emerging markets debt and mortgage-backed securities.

  The Fund’s relative performance was positively impacted by option-based strategies to monetize volatility in both treasury rate and foreign currency markets.

Top Detractors from Performance

  The Fund’s duration was modestly lower than the Index and detracted from relative Fund performance.

  Positioning for a steepening of the yield curve detracted from performance relative to the Index.

  Underweight allocations to investment-grade bonds detracted from relative Fund performance.

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 1/3/2024 to 6/30/2026

Total Return Based on $10,000 Investment

Table Summary
	Federated Hermes Total Return Bond ETF at NAV	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
1/3/2024	$10,000	$10,000	$10,000	$10,000
3/31/2024	$10,041	$9,973	$10,002	$9,989
6/30/2024	$10,071	$9,980	$10,021	$10,012
9/30/2024	$10,615	$10,498	$10,542	$10,527
12/31/2024	$10,274	$10,177	$10,254	$10,213
3/31/2025	$10,553	$10,460	$10,527	$10,486
6/30/2025	$10,699	$10,586	$10,674	$10,624
9/30/2025	$10,941	$10,801	$10,901	$10,844
12/31/2025	$11,083	$10,920	$11,031	$10,952
3/31/2026	$11,060	$10,915	$11,015	$10,940
6/30/2026	$11,152	$10,987	$11,117	$11,028

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	Since Inception 1/3/2024
Federated Hermes Total Return Bond ETF at NAV	4.23%	4.46%
Bloomberg US Aggregate Bond Index	3.79%	3.85%
Bloomberg US Universal Index	4.15%	4.34%
Lipper Core Bond Funds Average	3.79%	4.00%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$594,202,194
  Number of Investments711
  Portfolio Turnover76%
  Total Advisory Fees Paid$1,497,457

Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.3%
High Yield Bond Core Fund	2.6%
Collateralized Mortgage Obligations	2.9%
Asset-Backed Securities	4.1%
Project and Trade Finance Core Fund	5.4%
Exchange-Traded Funds	7.1%
Mortgage-Backed Securities	18.9%
Corporate Bonds	25.7%
U.S. Treasuries	32.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table may differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 31, 2026, the Fund may invest up to 35% of its total assets in noninvestment-grade debt securities.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L404

Q456262-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $336,050

Fiscal year ended 2025 - $263,535

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,699 respectively. Fiscal year ended 2025 – Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $893,045

Fiscal year ended 2025 - $157,030

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2026

NYSE Arca | FTRB

Federated Hermes Total Return Bond ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026
Principal Amount or Shares			Value
		U.S. TREASURIES—32.5%
		U.S. Treasury Bonds—6.2%
$ 250,000		United States Treasury Bond, 4.750%, 2/15/2056	$ 242,813
36,500,000		United States Treasury Bond, 5.000%, 5/15/2056	36,882,111
		TOTAL	37,124,924
		U.S. Treasury Inflation-Protected Notes—4.6%
9,192,150		U.S. Treasury Inflation-Protected Notes, 1.250%, 4/15/2031	8,905,249
18,726,431		U.S. Treasury Inflation-Protected Notes, 1.875%, 1/15/2036	18,195,932
		TOTAL	27,101,181
		U.S. Treasury Notes—21.7%
300		United States Treasury Note, 0.750%, 8/31/2026	299
400		United States Treasury Note, 0.875%, 9/30/2026	397
95,500		United States Treasury Note, 1.250%, 12/31/2026	94,235
10,000,000		United States Treasury Note, 3.500%, 1/15/2029	9,840,036
1,068,000		United States Treasury Note, 3.500%, 3/15/2029	1,050,119
1,048,000		United States Treasury Note, 3.500%, 9/30/2029	1,026,799
13,990,000	[1]	United States Treasury Note, 3.750%, 5/15/2028	13,885,769
200,000		United States Treasury Note, 3.750%, 1/31/2031	196,219
3,900,000		United States Treasury Note, 3.750%, 10/31/2032	3,784,523
6,700,000		United States Treasury Note, 3.750%, 2/28/2033	6,488,888
2,500,000		United States Treasury Note, 3.875%, 3/31/2028	2,487,717
323,000		United States Treasury Note, 3.875%, 5/15/2029	320,562
2,800,000		United States Treasury Note, 3.875%, 6/30/2030	2,767,406
4,500,000		United States Treasury Note, 3.875%, 3/31/2031	4,436,367
1,000,000		United States Treasury Note, 3.875%, 4/30/2031	985,625
1,775,000		United States Treasury Note, 4.000%, 5/31/2028	1,769,876
1,770,000		United States Treasury Note, 4.000%, 2/28/2030	1,759,391
4,850,000		United States Treasury Note, 4.000%, 3/31/2030	4,819,272
5,000,000		United States Treasury Note, 4.000%, 5/31/2030	4,966,530
5,900,000		United States Treasury Note, 4.000%, 4/30/2032	5,822,102
425,000		United States Treasury Note, 4.000%, 6/30/2032	419,057
1,000,000		United States Treasury Note, 4.000%, 1/31/2033	982,969
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,252,682
200,000		United States Treasury Note, 4.125%, 2/28/2027	200,157
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,399,209
1,450,000		United States Treasury Note, 4.125%, 10/31/2029	1,447,792
2,800,000		United States Treasury Note, 4.125%, 3/31/2032	2,781,844
5,573,000		United States Treasury Note, 4.125%, 4/30/2033	5,512,045
8,580,000		United States Treasury Note, 4.125%, 2/15/2036	8,372,078
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,001,132
752,000		United States Treasury Note, 4.250%, 6/30/2029	753,789
683,000		United States Treasury Note, 4.250%, 1/31/2030	684,491
400		United States Treasury Note, 4.250%, 6/30/2031	401
21,000,000		United States Treasury Note, 4.250%, 3/31/2033	20,934,375
8,150,000		United States Treasury Note, 4.250%, 11/15/2034	8,069,773
2,925,000		United States Treasury Note, 4.375%, 12/31/2029	2,943,729
2,750,000		United States Treasury Note, 4.375%, 5/15/2036	2,735,443
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,957,049
550,000		United States Treasury Note, 4.625%, 6/15/2027	552,595
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 150,000	United States Treasury Note, 4.625%, 4/30/2029	$ 151,808
300,000	United States Treasury Note, 4.625%, 2/15/2035	304,780
	TOTAL	128,959,330
	TOTAL U.S. TREASURIES (IDENTIFIED COST $193,602,292)	193,185,435
	CORPORATE BONDS—25.7%
	Basic Industry - Chemicals—0.0%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	13,837
	Basic Industry - Metals & Mining—0.4%
480,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	492,577
491,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	499,427
173,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	115,759
225,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	230,922
1,000,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	994,500
150,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	165,893
	TOTAL	2,499,078
	Basic Industry - Paper—0.0%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	202,973
	Capital Goods - Aerospace & Defense—1.2%
225,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	223,155
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	131,983
400,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	407,227
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	34,621
933,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	877,828
101,000	Boeing Co., Sr. Unsecd. Note, 3.600%, 5/1/2034	90,904
75,000	Boeing Co., Sr. Unsecd. Note, 3.750%, 2/1/2050	54,719
100,000	Boeing Co., Sr. Unsecd. Note, 3.900%, 5/1/2049	74,922
55,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	39,266
52,000	Boeing Co., Sr. Unsecd. Note, 6.388%, 5/1/2031	55,253
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	56,194
125,000	General Dynamics Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	105,019
390,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	396,380
1,000,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 5.622%, 3/16/2046	995,751
265,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	260,776
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	96,898
40,000	Leidos, Inc., Sr. Unsecd. Note, 5.500%, 3/15/2035	40,360
416,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	407,340
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	995,547
410,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	407,072
377,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	424,427
65,000	Northrop Grumman Corp., Sr. Unsecd. Note, 5.200%, 6/1/2054	60,654
451,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	459,178
175,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	157,959
	TOTAL	6,853,433
	Capital Goods - Building Materials—0.1%
339,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	334,527
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	247,764
	TOTAL	582,291
	Capital Goods - Construction Machinery—0.2%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	492,005
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$ 50,000	Caterpillar Financial Services Corp., Sr. Unsecd. Note, 5.000%, 5/14/2027	$ 50,349
324,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	323,126
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	109,998
41,000	John Deere Capital Corp., Sr. Unsecd. Note, Series I, 5.150%, 9/8/2033	41,913
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	332,971
120,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 4.850%, 6/11/2029	121,503
	TOTAL	1,471,865
	Capital Goods - Diversified Manufacturing—0.4%
1,000,000	Eaton Corp., Sr. Unsecd. Note, 4.200%, 3/6/2031	980,126
200,000	GE Vernova, Inc., Sr. Unsecd. Note, 4.875%, 2/4/2036	196,852
60,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	38,535
18,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	17,956
100,000	Honeywell International, Inc., Sr. Unsecd. Note, 5.000%, 3/1/2035	100,251
73,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	74,267
490,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	489,634
268,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	243,215
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	120,141
	TOTAL	2,260,977
	Capital Goods - Environmental—0.1%
355,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	307,584
97,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	93,341
362,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	366,972
	TOTAL	767,897
	Communications - Cable & Satellite—0.4%
648,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	646,940
63,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	35,114
530,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	340,859
85,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	67,938
80,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	67,756
863,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	846,060
95,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	75,975
55,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	47,424
58,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	51,990
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,777
	TOTAL	2,202,833
	Communications - Media & Entertainment—0.6%
200,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	201,808
120,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	92,471
128,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.600%, 5/15/2028	128,642
342,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	332,823
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	441,169
635,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	554,911
110,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.750%, 5/15/2063	99,031
461,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	419,263
401,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	403,913
142,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	127,456
346,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.750%, 3/30/2030	346,123
90,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	90,141
294,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	214,782
25,000	Walt Disney Co., Sr. Unsecd. Note, 4.750%, 9/15/2044	22,458
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 25,000	Walt Disney Co., Sr. Unsecd. Note, 6.550%, 3/15/2033	$ 27,591
	TOTAL	3,502,582
	Communications - Telecom Wireless—0.9%
412,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	383,223
300,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 6.375%, 3/1/2035	324,742
378,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	343,947
35,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	22,791
275,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	263,379
457,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	301,266
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	150,802
525,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	512,862
750,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 6.600%, 7/15/2046	733,823
250,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	220,506
50,000	T-Mobile USA, Inc., Series WI, 2.400%, 3/15/2029	47,194
93,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	68,633
961,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	931,185
460,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	354,249
90,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 2/19/2043	75,308
700,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.800%, 6/18/2031	695,035
	TOTAL	5,428,945
	Communications - Telecom Wirelines—0.7%
1,409,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	1,281,487
16,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	12,310
53,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	33,873
447,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	441,112
111,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	104,505
60,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	51,448
48,000	AT&T, Inc., Sr. Unsecd. Note, 4.850%, 7/15/2045	41,447
165,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	159,876
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 2/15/2050	175,881
100,000	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	94,007
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	201,214
270,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	259,114
873,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	828,949
458,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	353,994
20,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.401%, 7/2/2037	19,946
	TOTAL	4,059,163
	Consumer Cyclical - Automotive—0.5%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	125,176
130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	131,145
447,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	423,175
68,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	53,490
545,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	540,539
330,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	331,809
381,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	392,805
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	503,820
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	307,940
	TOTAL	2,809,899
	Consumer Cyclical - Leisure—0.2%
285,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	283,820
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—continued
$ 500,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 3.700%, 3/15/2028	$ 492,700
100,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 4.750%, 5/15/2033	97,334
12,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	11,623
	TOTAL	885,477
	Consumer Cyclical - Retailers—0.3%
350,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	329,507
80,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	77,988
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	318,955
70,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	71,182
246,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	222,311
100,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	98,751
516,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	484,309
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	122,437
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	85,003
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,768
	TOTAL	1,835,211
	Consumer Cyclical - Services—0.4%
505,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	451,703
64,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	34,697
60,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	38,972
270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	266,768
130,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.250%, 5/12/2061	79,903
277,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.450%, 4/13/2029	270,307
221,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.050%, 8/22/2047	175,027
203,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	199,885
75,000	Amazon.com, Inc., Sr. Unsecd. Note, 5.800%, 3/13/2056	74,521
190,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	188,105
157,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	156,452
300,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	291,766
	TOTAL	2,228,106
	Consumer Non-Cyclical - Food/Beverage—0.7%
650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	550,690
311,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	318,304
510,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	477,197
363,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	362,951
220,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	219,559
350,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	329,251
3,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,400
465,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	466,849
55,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	54,184
396,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	376,187
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	183,512
170,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	108,358
225,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	227,051
365,000	The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	341,747
100,000	The Coca-Cola Co., Sr. Unsecd. Note, 5.200%, 1/14/2055	95,458
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	198,575
	TOTAL	4,312,273
	Consumer Non-Cyclical - Health Care—0.9%
275,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	269,557
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 290,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 267,820
287,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	284,809
235,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	212,836
418,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	425,083
207,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	210,448
150,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	90,675
245,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	246,280
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	285,973
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	302,764
159,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	107,575
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	127,117
474,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	478,657
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	111,850
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	81,001
55,000	Solventum Corp., Sr. Unsecd. Note, 5.450%, 3/13/2031	56,302
307,000	Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	303,849
172,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	174,978
1,100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.902%, 2/12/2036	1,087,058
	TOTAL	5,124,632
	Consumer Non-Cyclical - Pharmaceuticals—1.0%
266,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	265,735
205,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	188,505
112,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	111,456
916,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	888,883
275,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	246,463
190,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	176,212
776,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	789,652
45,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	40,419
120,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	105,946
205,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	202,833
62,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	54,052
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	115,474
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	124,025
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 2.550%, 11/13/2050	44,207
63,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	46,175
13,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.550%, 2/20/2048	11,107
206,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	183,651
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	182,858
89,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 1.650%, 10/1/2030	78,920
395,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	383,725
64,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	48,451
137,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	137,099
636,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	629,889
220,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	207,257
70,000	Pfizer, Inc., Sr. Unsecd. Note, 2.550%, 5/28/2040	50,809
382,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	356,975
415,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	252,692
237,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	154,632
	TOTAL	6,078,102
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.1%
$ 118,000	Clorox Co., Sr. Unsecd. Note, 3.900%, 5/15/2028	$ 116,616
152,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	151,426
245,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	245,938
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	132,261
	TOTAL	646,241
	Consumer Non-Cyclical - Supermarkets—0.1%
360,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	355,244
	Consumer Non-Cyclical - Tobacco—0.3%
16,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	11,134
75,000	Altria Group, Inc., Sr. Unsecd. Note, 4.250%, 8/9/2042	61,814
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	200,753
205,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	200,528
20,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	19,909
391,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	407,294
49,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	50,505
156,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	142,225
543,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	442,887
200,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2034	198,782
118,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	116,224
	TOTAL	1,852,055
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	51,585
12,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	12,120
125,000	ConocoPhillips Co., Sr. Unsecd. Note, 5.300%, 5/15/2053	116,361
278,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	295,586
136,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	137,697
164,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	183,119
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	99,468
	TOTAL	895,936
	Energy - Integrated—0.2%
362,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	234,459
155,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	154,493
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	23,893
250,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	178,049
255,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	170,881
40,000	Exxon Mobil Corp., Sr. Unsecd. Note, 4.227%, 3/19/2040	36,029
85,000	Puget Sound Energy, Inc., 5.795%, 3/15/2040	86,403
50,000	Shell Finance, Sr. Unsecd. Note, 4.550%, 8/12/2043	44,002
250,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	200,287
	TOTAL	1,128,496
	Energy - Midstream—1.5%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	92,968
570,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	570,456
479,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	475,048
1,000,000	Columbia Pipelines Operating Co. LLC, Sr. Unsecd. Note, 144A, 5.507%, 5/15/2036	1,004,020
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	68,224
700,000	Enbridge, Inc., Sr. Unsecd. Note, 4.900%, 6/20/2030	702,363
191,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	191,493
55,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	46,550
50,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	44,601
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	$ 345,114
150,000	Energy Transfer LP, Sr. Unsecd. Note, 5.250%, 7/1/2029	152,139
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	149,978
266,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	275,404
25,000	Energy Transfer LP, Sr. Unsecd. Note, 6.050%, 9/1/2054	24,287
45,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	45,150
338,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	352,319
10,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 7.550%, 4/15/2038	11,825
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,850
60,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	39,793
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	100,900
621,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	618,215
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	91,491
403,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	399,604
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	99,845
370,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	388,939
75,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.800%, 9/15/2030	71,964
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	248,805
100,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.950%, 6/15/2035	102,863
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	19,983
333,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	315,579
125,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2035	126,173
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	103,550
225,000	TC Pipelines LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	223,845
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	182,123
672,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	676,036
90,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.650%, 3/15/2033	92,652
105,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	124,302
	TOTAL	8,602,451
	Energy - Oil Field Services—0.1%
391,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	386,862
253,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	226,556
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	128,315
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	465
	TOTAL	742,198
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	172,979
65,000	Phillips 66 Co., Sr. Unsecd. Note, 5.650%, 6/15/2054	61,457
120,000	Phillips 66, Sr. Unsecd. Note, 3.300%, 3/15/2052	78,789
8,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	7,127
461,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	453,754
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,304
	TOTAL	785,410
	Financial Institution - Banking—5.5%
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	182,960
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	84,194
85,000	American Express Co., Sr. Unsecd. Note, 4.804%, 10/24/2036	82,311
637,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	649,068
30,000	American Express Co., Sr. Unsecd. Note, 6.489%, 10/30/2031	31,997
85,000	American Express Co., Sr. Unsecd. Note, Series WI, 3.300%, 5/3/2027	84,315
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 810,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	$ 720,971
627,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	567,946
602,000	Bank of America Corp., Sr. Unsecd. Note, 3.311%, 4/22/2042	466,679
120,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	117,994
142,000	Bank of America Corp., Sr. Unsecd. Note, 4.477%, 4/23/2030	141,104
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.045%, 2/6/2037	344,705
1,552,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,582,887
80,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	79,238
315,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	299,964
128,000	Bank of New York Mellon Corp., Sr. Secd. Note, 4.942%, 2/11/2031	129,090
81,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	81,073
280,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	247,845
429,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	427,318
197,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 5.188%, 3/14/2035	198,881
49,000	Capital One Financial Co., Sr. Unsecd. Note, 2.618%, 11/2/2032	43,397
133,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	130,499
429,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	441,257
250,000	Citibank, N.A., Sr. Unsecd. Note, 4.576%, 5/29/2027	250,537
263,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	248,341
655,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	645,587
50,000	Citigroup, Inc., Sr. Unsecd. Note, 4.650%, 7/23/2048	43,285
381,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	380,882
52,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	53,560
427,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	435,219
75,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	78,263
113,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	104,452
31,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	31,818
310,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	264,804
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.055%, 4/25/2028	99,564
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	70,104
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	315,858
302,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	310,316
276,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	272,919
340,000	FNB Corp. (PA), 5.722%, 12/11/2030	342,757
118,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	103,793
1,669,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	1,498,910
25,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 7/21/2042	18,087
340,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.436%, 2/24/2043	260,096
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	244,257
488,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	480,334
120,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.937%, 4/23/2028	120,342
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	145,659
145,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.094%, 4/20/2034	144,418
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	132,572
1,100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	1,081,754
60,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	55,309
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	469,614
412,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	400,683
59,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	59,400
1,316,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,335,647
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 99,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	$ 100,662
540,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	550,237
6,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	6,422
180,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	185,396
1,045,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	1,060,876
5,000	JPMorgan Chase & Co., Sub., 5.717%, 9/14/2033	5,160
260,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	276,731
519,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	541,619
174,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	184,282
51,000	Morgan Stanley, 4.654%, 10/18/2030	50,725
130,000	Morgan Stanley, Sr. Unsecd. Note, 3.217%, 4/22/2042	99,264
226,000	Morgan Stanley, Sr. Unsecd. Note, 3.591%, 7/22/2028	223,527
282,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	259,909
58,000	Morgan Stanley, Sr. Unsecd. Note, 4.555%, 4/10/2030	57,632
20,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	20,126
1,067,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	1,062,626
243,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	246,769
821,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	833,465
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	76,613
63,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	55,268
50,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	49,543
460,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	458,502
20,000	Morgan Stanley, Sub., 2.484%, 9/16/2036	17,350
55,000	Northern Trust Corp., Sr. Unsecd. Note, 4.000%, 5/10/2027	54,895
300,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	320,884
76,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	76,243
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	504,614
950,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	967,239
435,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	446,448
60,000	Regions Financial Corp., Sub. Note, 7.375%, 12/10/2037	68,263
47,000	State Street Corp., Sr. Unsecd. Note, 4.784%, 10/23/2036	45,657
95,000	State Street Corp., Sr. Unsecd. Note, 5.146%, 2/28/2036	95,168
365,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	342,920
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	252,562
30,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	29,181
297,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	305,815
710,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	738,602
212,000	U.S. Bancorp, 4.967%, 7/22/2033	210,068
633,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	643,756
150,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 4.548%, 7/22/2028	150,022
105,000	U.S. Bancorp, Sr. Unsecd. Note, Series X, 3.150%, 4/27/2027	104,097
120,000	Wells Fargo & Co., Jr. Sub. Note, 5.950%, 12/15/2036	122,884
440,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.970%, 4/23/2029	442,147
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.211%, 12/3/2035	99,825
54,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	55,039
1,414,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,385,936
125,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	115,727
28,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	26,357
132,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.611%, 4/25/2053	110,925
945,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	939,003
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 33,000	Wells Fargo & Co., Sub. Note, Series MTN, 4.650%, 11/4/2044	$ 28,066
	TOTAL	32,739,881
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	140,179
200,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	194,144
496,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	508,172
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,843
	TOTAL	854,338
	Financial Institution - Finance Companies—0.3%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	333,048
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.650%, 7/21/2027	496,077
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	113,930
470,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	474,041
200,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	199,204
	TOTAL	1,616,300
	Financial Institution - Insurance - Health—0.3%
333,000	Centene Corp., 2.500%, 3/1/2031	290,929
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.650%, 1/15/2043	88,636
150,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	147,834
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	98,066
430,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	436,108
20,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.950%, 12/15/2034	21,050
61,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2049	45,019
792,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	800,170
15,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2032	15,107
80,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2054	75,309
	TOTAL	2,018,228
	Financial Institution - Insurance - Life—0.9%
50,000	Aon PLC, Sr. Unsecd. Note, 4.750%, 5/15/2045	43,901
258,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	265,016
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 4.850%, 6/6/2030	499,500
160,000	Lincoln National Corp., 3.800%, 3/1/2028	157,739
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	59,938
513,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	349,352
388,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	395,328
201,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	261,059
109,000	MetLife, Inc., Sr. Unsecd. Note, 5.000%, 7/15/2052	98,080
65,000	MetLife, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2054	60,736
418,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	283,024
180,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	180,936
192,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	207,995
1,008,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	913,573
339,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	296,365
1,000,000	Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 6.050%, 6/15/2056	1,009,022
230,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	203,798
	TOTAL	5,285,362
	Financial Institution - Insurance - P&C—0.5%
293,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	295,474
20,000	Aon Corp., Sr. Unsecd. Note, 6.250%, 9/30/2040	21,510
118,000	Aon North America, Inc., 5.750%, 3/1/2054	115,766
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 266,000	Aon North America, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2034	$ 271,369
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	203,892
432,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	434,127
73,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 6.000%, 5/11/2037	77,933
152,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	148,560
479,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	485,614
455,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	454,540
175,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	226,943
500,000	Travelers Cos., Inc.- Old, Sr. Unsecd. Note, 5.700%, 7/24/2055	502,803
	TOTAL	3,238,531
	Financial Institution - REIT - Apartment—0.3%
418,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	415,204
633,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	630,269
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	306,642
269,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	231,237
190,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	188,385
	TOTAL	1,771,737
	Financial Institution - REIT - Healthcare—0.2%
413,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	360,757
426,500	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	425,993
636,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	585,259
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.950%, 9/1/2048	92,309
	TOTAL	1,464,318
	Financial Institution - REIT - Office—0.1%
355,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	353,793
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	65,517
	TOTAL	419,310
	Financial Institution - REIT - Other—0.2%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	165,570
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	99,509
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	239,927
500,000	WP Carey, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2036	493,427
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	222,424
	TOTAL	1,220,857
	Financial Institution - REIT - Retail—0.2%
420,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	418,670
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	288,917
154,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	155,703
75,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 5.250%, 8/15/2032	75,833
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,231
231,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	230,989
	TOTAL	1,289,343
	Technology—2.8%
185,500	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	123,271
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 5.450%, 11/15/2055	958,593
617,000	Apple, Inc., 1.650%, 5/11/2030	558,047
25,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,646
875,000	Apple, Inc., Sr. Unsecd. Note, 3.950%, 8/8/2052	676,102
280,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	280,115
125,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 4.450%, 9/9/2034	121,808
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 122,000	Broadcom, Inc., Sr. Unsecd. Note, 3.500%, 2/15/2041	$ 97,478
179,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	175,230
235,000	Broadcom, Inc., Sr. Unsecd. Note, 4.800%, 10/15/2034	229,998
30,000	Broadcom, Inc., Sr. Unsecd. Note, 5.000%, 4/15/2030	30,323
79,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2030	80,173
250,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	254,383
500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	509,496
167,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	139,922
341,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	338,242
330,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	332,870
217,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	217,772
575,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	579,861
384,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	279,031
55,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2046	44,795
32,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	31,752
250,000	Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	247,541
43,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	43,453
272,000	Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	243,013
444,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	391,090
234,000	Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	231,874
161,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	161,327
8,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	7,416
237,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.600%, 3/23/2029	236,629
510,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	499,657
45,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 7/1/2028	45,543
190,000	Intel Corp., Sr. Unsecd. Note, 2.450%, 11/15/2029	176,779
78,000	Intel Corp., Sr. Unsecd. Note, 2.800%, 8/12/2041	54,690
105,000	Intel Corp., Sr. Unsecd. Note, 3.250%, 11/15/2049	68,365
32,000	Intel Corp., Sr. Unsecd. Note, 4.250%, 12/15/2042	26,512
50,000	Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	49,514
332,000	Intel Corp., Sr. Unsecd. Note, 5.050%, 8/5/2062	277,048
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	305,719
235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	234,528
249,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	246,247
290,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	292,248
50,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	31,741
308,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	274,811
700,000	NVIDIA Corp., Sr. Unsecd. Note, 4.500%, 6/15/2031	697,522
212,000	Oracle Corp., 6.125%, 7/8/2039	204,642
106,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	97,564
523,000	Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	348,487
175,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	173,857
114,000	Oracle Corp., Sr. Unsecd. Note, 4.700%, 9/27/2034	104,450
1,046,000	Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	991,737
20,000	Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	15,685
10,000	Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	9,684
20,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	19,176
1,000,000	Qualcomm, Inc., Sr. Unsecd. Note, 5.000%, 5/20/2035	995,871
471,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	422,731
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	96,649
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,000,000		Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	$ 999,482
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	167,059
416,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	373,589
330,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	325,812
297,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	283,469
		TOTAL	16,557,119
		Transportation - Railroads—0.2%
180,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	160,040
136,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	126,594
180,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	178,196
717,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	666,694
		TOTAL	1,131,524
		Transportation - Services—0.5%
450,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	450,969
530,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	547,904
563,500		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	571,127
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	191,723
385,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	391,755
100,000		United Parcel Service, Inc., Sr. Unsecd. Note, 2.500%, 9/1/2029	94,373
548,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	554,239
		TOTAL	2,802,090
		Utility - Electric—1.8%
55,000		AEP Texas, Inc., Sr. Unsecd. Note, Series G, 4.150%, 5/1/2049	42,159
44,000		Ameren Illinois Co., 4.950%, 6/1/2033	44,091
588,500		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	609,779
45,000		Appalachian Power Co., Sr. Unsecd. Note, Series X, 3.300%, 6/1/2027	44,512
1,000,000		Arizona Public Service Co., Sr. Unsecd. Note, 5.100%, 3/15/2036	983,748
75,000		Black Hills Corp., Sr. Unsecd. Note, 4.350%, 5/1/2033	71,385
90,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	88,639
75,000		Commonwealth Edison Co., 2.200%, 3/1/2030	68,990
230,000		Commonwealth Edison Co., 3.650%, 6/15/2046	173,272
20,000		Commonwealth Edison Co., Sr. Secd. Note, Series 122, 2.950%, 8/15/2027	19,707
245,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	204,739
440,500		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	459,734
10,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.875%, 1/15/2066	9,771
252,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	240,573
81,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	60,545
333,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	326,500
783,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	681,391
55,000		Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	52,911
83,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	88,083
300,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	305,344
250,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	239,412
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	294,283
12,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	10,227
412,000		Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	410,249
750,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	736,808
20,000		Evergy Kansas Central, Inc., 5.900%, 11/15/2033	21,097
227,000		Exelon Corp., Bond, 7.600%, 4/1/2032	254,416
262,500		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	201,019
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 190,000	FirstEnergy Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	$ 188,914
20,000	Florida Power & Light Co., 3.800%, 12/15/2042	16,213
63,000	Florida Power & Light Co., Sr. Unsecd. Note, Series A, 3.300%, 5/30/2027	62,498
600,000	MidAmerican Energy Co., 5.500%, 11/15/2056	576,940
85,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	81,790
30,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	30,138
908,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	828,207
787,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	686,488
200,000	Peco Energy Co., 2.800%, 6/15/2050	124,519
20,000	Progress Energy, Inc., Sr. Unsecd. Note, 7.000%, 10/30/2031	21,939
4,000	Public Service Electric & Gas Co., Series MTN, 5.500%, 3/1/2040	4,021
65,000	Public Service Electric & Gas Co., Term Loan - 1st Lien, Series MTN, 3.000%, 5/15/2027	64,340
477,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	423,489
130,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	131,527
8,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	7,642
20,000	South Carolina Electric and Gas - Old, 6.625%, 2/1/2032	21,793
215,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	211,200
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	306,813
292,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	276,029
	TOTAL	10,807,884
	Utility - Natural Gas—0.1%
125,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	122,660
175,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	179,537
	TOTAL	302,197
	Utility - Natural Gas Distributor—0.1%
53,000	Southern California Gas Co., Sr. Unsecd. Note, 2.950%, 4/15/2027	52,472
355,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	355,266
435,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	383,096
	TOTAL	790,834
	Utility - Other—0.0%
97,000	AEP Transmission Co., LLC, Sr. Unsecd. Note, 5.400%, 3/15/2053	92,763
20,000	AEP Transmission Co., LLC, Sr. Unsecd. Note, Series N, 2.750%, 8/15/2051	12,165
	TOTAL	104,928
	TOTAL CORPORATE BONDS (IDENTIFIED COST $153,361,563)	152,542,386
	ASSET-BACKED SECURITIES—3.9%
	Auto Receivables—2.6%
1,159,011	Ally Bank Auto Credit-Linked Notes 2026-A, Class C, 4.856%, 3/15/2034	1,157,767
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	99,882
31,081	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	31,198
325,000	Enterprise Fleet Financing LLC 2025-2, Class A4, 4.580%, 12/22/2031	325,251
1,000,000	Enterprise Fleet Financing LLC 2026-2, Class A3, 4.510%, 6/20/2030	997,664
1,800,000	General Motors 2026, Class B, 5.205%, 5/15/2031	1,796,828
600,000	Honda Auto Receivables Owner Trust 2025-2, Class A4, 4.280%, 8/15/2031	597,918
800,000	Hyundai Auto Receivables Trust 2026-B, Class B, 5.100%, 2/17/2032	800,951
1,150,000	Mercedes-Benz Auto Receivables Trust 2026-1, Class A3, 4.360%, 10/15/2030	1,147,727
1,000,000	PenFed Auto Receivables Owner Trust 2026-A, Class A2, 4.550%, 6/15/2029	999,205
1,350,000	Porsche Innovative Lease Owner Trust 2026-1A, Class A3, 4.410%, 8/20/2029	1,347,663
600,000	Santander Drive Auto Receivables Trust 2026-1, Class A3, 3.930%, 7/15/2030	595,951
400,186	SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	400,514
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 400,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-AA, Class A4, 4.410%, 4/22/2030	$ 398,564
467,793		Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	467,902
2,180,000		Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.082%, 6/26/2034	2,180,439
1,665,000		Volkswagen Credit Auto Master Owner Trust 2026-1A, Class A, 144A, 4.710%, 5/20/2031	1,671,114
108,250		World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	108,568
		TOTAL	15,125,106
		Credit Card—0.1%
500,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	503,913
175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	176,364
		TOTAL	680,277
		Equipment Lease—1.0%
300,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	298,798
920,000		Dell Equipment Finance Trust 2026-1A, Class A3, 4.320%, 12/22/2031	917,362
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,009,040
1,250,000		DLLMT LLC 2026, Class A3, 144A, 4.200%, 12/20/2029	1,241,044
806,926		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	811,566
966,095		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	964,176
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	649,971
		TOTAL	5,891,957
		Other—0.2%
840,000	[2]	PFS Financing Corp. 2026-C, Class A, 4.293% (30-DAY AVERAGE SOFR +0.000%), 4/15/2030	839,997
600,000		Verizon Master Trust 2026-2, Class B, 4.710%, 6/21/2032	600,655
		TOTAL	1,440,652
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $23,142,137)	23,137,992
		MORTGAGE-BACKED SECURITIES—3.4%
		Federal Home Loan Mortgage Corporation—1.2%
4,026,910		Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,235,873
2,381,803		Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,086,840
2,408,843		Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,109,026
		TOTAL	7,431,739
		Federal National Mortgage Association—0.5%
1,660,557		Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,558,942
1,369,067		Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,381,253
		TOTAL	2,940,195
		Uniform Mortgage-Backed Securities, TBA—1.7%
10,000,000		5.500%, 7/1/2056	10,033,203
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,200,535)	20,405,137
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.9%
943,045		Bank 2024-BNK48, Class A4, 4.775%, 10/15/2057	931,921
140,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	140,873
1,080,000	[2]	BX Trust 2026-CSMO, Class A, 5.025% (CME Term SOFR 1 Month +1.400%), 2/15/2042	1,083,368
1,100,000	[2]	FS Trust 2026, Class A, 4.975% (CME Term SOFR 1 Month +1.350%), 2/15/2041	1,101,030
650,000	[2]	FS Trust 2026, Class A, 5.050% (CME Term SOFR 1 Month +1.400%), 7/15/2041	650,000
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.218% (CME Term SOFR 1 Month +1.593%), 11/15/2039	500,780
225,000	[2]	JW Commercial Mortgage Trust 2026-MRCO, Class C, 5.575% (CME Term SOFR 1 Month +1.950%), 6/15/2039	225,984
850,000	[2]	ORL Trust 2024-GLKS, Class B, 5.517% (CME Term SOFR 1 Month +1.892%), 12/15/2039	852,123
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,495,445)	5,486,079
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
AUD 750,000	Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029 (IDENTIFIED COST $502,307)	$ 493,076
	EXCHANGE-TRADED FUNDS—7.0%
45,000	Invesco Senior Loan ETF	916,650
265,355	iShares MBS ETF	25,081,355
338,547	Vanguard Mortgage-Backed Securities ETF	15,847,385
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $41,246,167)	41,845,390
	INVESTMENT COMPANIES—27.9%
1,497,119	Emerging Markets Core Fund	13,728,583
7,722,052	Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[3]	7,722,052
2,772,728	High Yield Bond Core Fund	15,693,638
11,487,599	Mortgage Core Fund	96,151,207
3,604,599	Project and Trade Finance Core Fund	32,261,158
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $163,685,531)	165,556,638
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $601,235,977)[4]	602,652,133
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(8,449,939)
	NET ASSETS—100%	$594,202,194
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	100	$20,613,281	September 2026	$(17,402)
United States Treasury Notes 5-Year Long Futures	120	$12,845,625	September 2026	$10,274
United States Treasury Notes 10-Year Long Futures	90	$9,890,156	September 2026	$(25,598)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(32,726)
At June 30, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/10/2026	JPMorgan Chase Bank, N.A.	1,360,222,500	CLP	$1,500,000	$(24,433)
7/10/2026	Wells Fargo	798,677,400	JPY	$5,000,000	$(84,869)
7/15/2026	BNP Paribas	1,500,000	AUD	$1,071,327	$(33,036)
7/15/2026	Barclays Bank PLC	466,756,050	HUF	$1,500,000	$(1,755)
7/15/2026	Bank of America	25,154,330	ZAR	$1,500,000	$34,006
9/14/2026	Credit Agricole CIB	2,000,000	GBP	$2,679,544	$(26,664)
9/14/2026	JPMorgan Chase Bank, N.A.	1,000,000	GBP	$1,337,185	$(10,745)
9/15/2026	Bank of Montreal	3,000,000	EUR	$3,521,130	$(82,633)
9/15/2026	Wells Fargo	1,000,000	EUR	$1,168,123	$(21,957)
11/5/2026	Credit Agricole CIB	4,000,000	EUR	$4,665,799	$(70,902)
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/10/2026	Bank of America	1,353,510,000	CLP	$1,500,000	$31,714
7/10/2026	Credit Agricole CIB	800,630,950	JPY	$5,000,000	$72,847
7/15/2026	Credit Agricole CIB	1,500,000	AUD	$1,074,279	$35,988
7/15/2026	Wells Fargo	465,812,085	HUF	$1,500,000	$4,785
7/15/2026	Bank of America	25,023,008	ZAR	$1,500,000	$(25,997)
7/23/2026	State Street Bank & Trust Co.	1,446,657	AUD	$1,000,000	$(1,222)
7/23/2026	Barclays Bank PLC	1,000,000	EUR	$1,138,390	$(5,182)
7/23/2026	Wells Fargo	9,861,267	NOK	$1,000,000	$4,048
9/14/2026	JPMorgan Chase Bank, N.A.	3,000,000	GBP	$4,085,049	$105,728
9/15/2026	Bank of America	4,000,000	EUR	$4,713,400	$128,738
11/5/2026	JPMorgan Chase Bank, N.A.	4,000,000	EUR	$4,737,699	$142,802
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$171,261
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Affiliates	Value as of 6/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income
Bank Loan Core Fund	$605,948	$4,000,000	$(4,477,063)	$6,150	$(135,035)	$—	—	$81,202
Emerging Markets Core Fund	$10,054,366	$3,236,000	$—	$438,217	$—	$13,728,583	1,497,119	$970,631
Federated Hermes Government Obligations Fund, Premier Shares	$3,445,277	$134,762,005	$(130,485,230)	$—	$—	$7,722,052	7,722,052	$167,719
High Yield Bond Core Fund	$10,242,815	$9,086,000	$(3,500,000)	$(102,727)	$(32,450)	$15,693,638	2,772,728	$745,728
Mortgage Core Fund	$45,273,997	$50,599,999	$—	$277,211	$—	$96,151,207	11,487,599	$2,603,120
Project and Trade Finance Core Fund	$12,975,426	$26,656,000	$(7,500,000)	$124,142	$5,590	$32,261,158	3,604,599	$1,412,398
TOTAL OF AFFILIATED TRANSACTIONS	$82,597,829	$228,340,004	$(145,962,293)	$742,993	$(161,895)	$165,556,638	27,084,097	$5,980,798

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $601,487,922.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$193,185,435	$—	$193,185,435
Corporate Bonds	—	152,542,386	—	152,542,386
Asset-Backed Securities	—	23,137,992	—	23,137,992
Mortgage-Backed Securities	—	20,405,137	—	20,405,137
Commercial Mortgage-Backed Securities	—	5,486,079	—	5,486,079
Foreign Governments/Agency	—	493,076	—	493,076
Exchange-Traded Funds	41,845,390	—	—	41,845,390
Investment Companies	133,295,480	—	—	133,295,480
Other Investments[1]	—	—	—	32,261,158
TOTAL SECURITIES	$175,140,870	$395,250,105	$—	$602,652,133
Other Financial Instruments:
Assets
Futures Contracts	$10,274	$—	$—	$10,274
Foreign Exchange Contracts	—	560,656	—	560,656
Liabilities
Futures Contracts	(43,000)	—	—	(43,000)
Foreign Exchange Contracts	—	(389,395)	—	(389,395)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(32,726)	$171,261	$—	$138,535

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $32,261,158 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CLP	—Chilean Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,		Period Ended 6/30/2024[1]
	2026	2025
Net Asset Value, Beginning of Period	$25.08	$24.64	$25.00
Income From Investment Operations:
Net investment income (loss)[2]	1.13	1.12	0.55
Net realized and unrealized gain (loss)	(0.08)	0.39	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	1.05	1.51	0.17
Less Distributions:
Distributions from net investment income	(1.08)	(1.07)	(0.53)
Net Asset Value, End of Period	$25.05	$25.08	$24.64
Total Return[3]	4.23%	6.24%	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%	0.37%	0.37%[5]
Net investment income	4.48%	4.50%	4.56%[5]
Expense waiver/reimbursement[6]	0.10%	0.11%	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$594,202	$326,553	$95,118
Portfolio turnover[7]	76%	88%	63%

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026

Assets:
Investment in securities, at value including $165,556,638 of investments in affiliated holdings* (identified cost $601,235,977, including $163,685,531 of identified cost in affiliated holdings)	602,652,133
Cash denominated in foreign currencies (identified cost $51,348)	50,690
Income receivable	4,233,275
Income receivable from affiliated holdings	16,753
Receivable for investments sold	87,000
Receivable for shares sold	2,004,226
Unrealized appreciation on foreign exchange contracts	560,656
Total Assets	609,604,733
Liabilities:
Payable for investments purchased	11,921,356
Unrealized depreciation on foreign exchange contracts	389,395
Due to broker	86,876
Payable for variation margin on futures contracts	60,924
Income distribution payable	2,763,516
Payable for investment adviser fee (Note 5)	144,002
Accrued expenses (Note 5)	36,470
Total Liabilities	15,402,539
Net assets for 23,720,000 shares outstanding	$594,202,194
Net Assets Consist of:
Paid-in capital	$599,496,907
Total distributable earnings (loss)	(5,294,713)
Net Assets	$594,202,194
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$594,202,194 ÷ 23,720,000 shares outstanding, no par value, unlimited shares authorized	$25.05

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended June 30, 2026

Investment Income:
Interest	$12,023,626
Dividends (including $5,980,798 received from affiliated holdings* and net of foreign taxes withheld of $27,689)	7,847,416
TOTAL INCOME	19,871,042
Expenses:
Investment adviser fee (Note 5)	1,923,029
Share registration costs	36,571
TOTAL EXPENSES	1,959,600
Waiver/reimbursement of investment adviser fee (Note 5)	(425,572)
Net expenses	1,534,028
Net investment income	18,337,014
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(161,895) on sales of investments in affiliated holdings*)	(1,780,875)
Net realized gain on in-kind redemptions	800,368
Net realized loss on foreign currency transactions	(433,891)
Net realized loss on foreign exchange contracts	(387,247)
Net realized loss on futures contracts	(2,146,816)
Net realized gain on written options	2,416,444
Net realized loss on swap contracts	(32,369)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $742,993 on investments in affiliated holdings*)	(2,325,351)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(690)
Net change in unrealized appreciation of foreign exchange contracts	171,261
Net change in unrealized appreciation of futures contracts	(151,292)
Net change in unrealized depreciation of written options	52,523
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(3,817,935)
Change in net assets resulting from operations	$14,519,079

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended June 30	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,337,014	$10,568,555
Net realized gain (loss)	(1,564,386)	(5,406,461)
Net change in unrealized appreciation/depreciation	(2,253,549)	3,986,150
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,519,079	9,148,244
Distributions to Shareholders	(17,481,390)	(10,561,066)
Share Transactions:
Proceeds from sale of shares	296,954,067	284,192,086
Cost of shares redeemed	(26,342,114)	(51,345,136)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	270,611,953	232,846,950
Change in net assets	267,649,642	231,434,128
Net Assets:
Beginning of period	326,552,552	95,118,424
End of period	$594,202,194	$326,552,552
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond ETF (the “Fund”). The Fund’s investment objective is to provide total return.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),
Annual Financial Statements and Additional Information

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $425,572 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2024 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/asset class and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At June 30, 2026, the Fund had no outstanding swap contracts.
The average notional amount of swap buy protection and sell protection contracts held by the Fund throughout the period was $6,615,385 and $2,307,692, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and income and to manage duration, country, currency, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash which is shown as due from broker in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $70,162,741 and $2,458,336, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Annual Financial Statements and Additional Information

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $118,080 and $114,985, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and income and to manage currency, duration, market, sector/asset class and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At June 30, 2026, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $22,855 and $21,764, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $111,164 and $167,262, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$32,726*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	560,656	Unrealized depreciation on foreign exchange contracts	389,395
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$560,656		$422,121

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(2,015,634)	$—	$(466,795)	$1,582,773	$(899,656)
Equity contracts	—	(131,182)	—	(15,329)	13,841	(132,670)
Foreign exchange contracts	—	—	(387,247)	(123,038)	819,830	309,545
Credit contracts	(32,369)	—	—	—	—	(32,369)
TOTAL	$(32,369)	$(2,146,816)	$(387,247)	$(605,162)	$2,416,444	$(755,150)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(216,199)	$—	$38,728	$46,447	$(131,024)
Equity contracts	64,907	—	—	—	64,907
Foreign exchange contracts	—	171,261	17,947	6,076	195,284
TOTAL	$(151,292)	$171,261	$56,675	$52,523	$129,167

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of June 30, 2026, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$560,656	$(167,574)	$—	$393,082

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$389,395	$(167,574)	$—	$221,821
The Fund has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at June 30, 2026, the Fund could be required to pay this amount in cash to its counterparties. Please see the chart above for collateral pledged against this net liability position as of June 30, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Year Ended 6/30/2026	Year Ended 6/30/2025
Shares sold	11,740,000	11,240,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,040,004)	(2,080,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	10,699,996	9,160,000
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from net realized loss on security redemptions in-kind.
For the year ended June 30, 2026, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$757,918	$(757,918)
Annual Financial Statements and Additional Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$17,481,390	$10,561,066
As of June 30, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,259,330
Net unrealized appreciation	$1,164,211
Capital loss carryforwards and deferrals	$(7,717,564)
Other temporary differences	$(690)
TOTAL	$(5,294,713)
At June 30, 2026, the cost of investments for federal tax purposes was $601,487,922. The net unrealized appreciation of investments for federal tax purposes was $1,164,211. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,436,338 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,272,127. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures and forwards contracts.
As of June 30, 2026, the Fund had a capital loss carryforward of $7,717,564 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,477,710	$1,239,854	$7,717,564
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.47% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended June 30, 2026, the Adviser voluntarily waived $422,434 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended June 30, 2026, the Adviser reimbursed $3,138.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended June 30, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the year ended June 30, 2026, were as follows:
Purchases	$147,465,798
Sales	$111,695,563
Additionally, there were purchases and sales of $141,472,211 and $16,573,988, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the year ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the year ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Annual Financial Statements and Additional Information

11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2026, 98.2% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Total Return Bond ETF and the Board of Trustees of Federated Hermes ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended and the period from January 3, 2024 (commencement of operations) to June 30, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from January 3, 2024 to June 30, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent of the underlying funds, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
August 24, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
FEDERATED HERMES TOTAL RETURN BOND ETF (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Annual Financial Statements and Additional Information

Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L404
Q456262 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026